Investments in Equity-Accounted Investees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Investments in Equity Accounted Investees [Line Items]
Gain (loss) of equity-accounted investees		$ 51	$ (34)
Release of extra provision for litigation	(46)		46
Proceeds and gain related to partial recovery of equity investment		4	12
ASMC [Member]
Investments in Equity Accounted Investees [Line Items]
Quoted market price				$ 35